Recent Developments, Acquisitions, and Other Transactions	9 Months Ended
Sep. 30, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Recent Developments, Acquisitions, and Other Transactions
Note 2 - Recent Developments, Acquisitions, and Other Transactions
Tank Sale

On July 27, 2026, the Company sold substantially all of its tank container portfolio and assigned the related lease agreements to the purchaser (the "Tank Sale"). As of the closing date, the tank portfolio represented approximately 1% of the Company's container and chassis fleet on a CEU basis. The transaction was accounted for as an asset sale. The Company received proceeds of $158.8 million, net of selling costs, and recognized a gain on sale of $37.2 million net of an $8.9 million tax impact.

Managed Portfolio Transactions

On July 1, 2026, the Company sold all of its equity interests in Triton Container Finance IX LLC (“TCF IX”), a special purpose securitization subsidiary of the Company, to Tradewind Bermuda Holdings Limited (“TBHL”), a joint venture controlled by Brookfield Corporation, the Company's ultimate parent (the “TCF IX Disposition”). As of the closing date, TCF IX had revenue earning assets of $1.0 billion and total indebtedness of $0.8 billion. The proceeds from the sale, comprised of $243.7 million in cash and a $102.7 million promissory note, were distributed to Thanos Holdings Limited ("Parent"), and the gain of $67.6 million representing consideration received in excess of the carrying value of the Company's equity interests was recorded as an increase to additional paid-in capital as the TCF IX Disposition is considered a transaction between entities under common control.

In 2025, the Company distributed its equity interest in Triton Container Finance VIII LLC ("TCF VIII"), a special purpose securitization subsidiary of the Company, to Parent, which subsequently contributed TCF VIII to TBHL (the “TCF VIII Distribution” and, together with the TCF IX Disposition, the “Managed Portfolio Transactions”).

Following the Managed Portfolio Transactions, the Company continues to manage the containers in the TCF VIII and TCF IX securitization portfolios, and receives management fees for these services. These arrangements are considered related party transactions.

GCI Acquisition

In 2025, the Company completed the acquisition of Global Container International LLC (“GCI”), a Bermuda-domiciled container leasing company (the "GCI Acquisition"). For additional information on the GCI Acquisition, refer to Note 3 - "Acquisitions and Other Transactions" in the Company's Annual Report on Form 20-F which was filed with the SEC on February 20, 2026.